Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current
Trade receivables	€ 2,456	€ 2,773
Amounts receivable in respect of construction contracts	773	792
Total trade receivables, gross	3,229	3,565
Provision for impairment	(131)	(152)	€ (161)	€ (106)
Total trade receivables, net	3,098	3,413
Amounts receivable from equity accounted investments	8	9
Prepayments and other receivables	524	557
Total	3,630	3,979
Non-current
Other receivables	€ 156	€ 212